OneAmerica Asset Director Portfolio (Prospectus Summary) | OneAmerica Asset Director Portfolio
Asset Director Portfolio
Investment Objective:
To provide a high total return consistent with prudent investment risk.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. If included, the fees and expenses shown below would be higher.
Annual Portfolio Operating Expenses as of December 31, 2011 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OneAmerica Asset Director Portfolio	Class O	Advisor Class
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.30%
Other Expenses	0.10%	0.10%
Total Annual Portfolio Operating Expenses	0.60%	0.90%

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. If separate account and/or insurance contract fees and charges were reflected, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example OneAmerica Asset Director Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class O	61	192	334	747
Advisor Class	92	287	499	1,107

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in this example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 24 percent of the average value of its portfolio.
Principal Investment Strategies:
The investments of the Portfolio are not limited to one type of investment. It typically purchases publicly traded common stocks, various types of fixed income securities, and money market instruments. In order to achieve its objective, the
Portfolio will seek opportunities to establish equity and fixed income positions in companies that the Investment Adviser believes offer the best relative value.
The makeup of the Portfolio can and will change based on the Investment Adviser's evaluation of economic conditions, market trends and the expected total return from a particular type of security. Therefore, up to 100 percent of the Portfolio may be invested in any one type of investment such as common stocks, fixed income securities, or money market instruments; however, depending upon market conditions, the composition of the Portfolio will often include a mix of assets with at least 50 percent invested in equities and the remainder invested in fixed income securities and money market instruments.

In pursuing its investment objective, the Portfolio may also buy and sell options on securities and securities indices. Though not currently used, the Portfolio may enter into repurchase agreements, reverse repurchase agreements, and swap agreements.
Because of the Portfolio's flexible investment policy, Portfolio turnover may be greater than would be the case if the Portfolio did not allocate assets among various types of securities, and the Portfolio may have higher expenses.

With respect to fixed income securities, the Portfolio will generally invest in investment-grade debt securities however, the Portfolio can invest up to 10 percent of its assets in fixed income securities that are rated below investment grade ("junk bonds").

In addition, the Portfolio may also invest in securities issued by foreign companies.
Principal Risks of Investing in the Portfolio:
An investment in the Portfolio involves risk, including possible loss of the principal amount invested; therefore, you could lose money by investing in the
Portfolio. The Portfolio is subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the principal risks of investing in the Portfolio are:

o Credit Risk. The Portfolio's investments, and particularly investments in convertible securities and fixed income securities, may be affected by the creditworthiness of issuers in which the Portfolio invests. Changes in financial strength, or perceived financial strength, of a company may affect the value of its securities and its ability to make payments of interest and principal and, therefore, impact the value of the Portfolio's shares if it invests in the company's securities. Further, investments in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.

o Derivatives Risk. The use of derivative instruments such as options may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Portfolio will be able to engage in these transactions to reduce exposure to other risks.

o Foreign Investment Risk. The Portfolio may invest in securities issued by foreign companies, which may pose a greater degree of risk. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Portfolio may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities. Risks posed by investing in the securities of foreign issuers may be particularly acute with respect to issuers located in lesser developed, emerging market countries.

o High Yield Risk. High-yield, high-risk bonds (also known as "junk bonds") have speculative characteristics, including particularly high credit risk. High-yield bonds tend to be less liquid than higher-rated securities. The liquidity of specific issuers or industries within a particular investment category may be diminished or disappear suddenly and without warning. The high-yield bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

o Interest Rate Risk. Since the Portfolio may invest in fixed income securities, changes in interest rates will affect the value of its investments inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the Portfolio invests.

o Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the general economic or political conditions or to the issuer, such as management performance, financial leverage, operating leverage and reduced demand for the issuer's goods or services.

o Manager Risk. The manager's selection of securities for the Portfolio, or of the asset allocation of the portfolio, may cause the Portfolio to underperform other funds or benchmarks.

o Market Risk. The Portfolio's net asset value fluctuates in response to securities market movements. The Portfolio could lose money over short periods due to fluctuation in the Portfolio's net asset value in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

o Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

o Portfolio Turnover Risk. If the manager actively trades the securities of the
  Portfolio, transaction costs can increase, thus decreasing performance.

o Prepayment/Extension Risk. The Portfolio may invest in fixed income securities that may be paid off sooner than expected because borrowers prepaid or refinanced their obligations. If there is such a prepayment and interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, which may result in a decline in the Portfolio's income.
  During periods of rising interest rates, borrowers may pay off their obligations in connection with these securities later than expected, preventing the
  Portfolio from reinvesting principal proceeds at higher interest rates and resulting in less income than otherwise might be available, as well as increasing the exposure of the Portfolio to further reductions in the securities' values resulting from increases in interest rates.

o Style Risk. If at any time the market does not favor the Portfolio's investment style, the Portfolio's gains may not be as big as, or its losses may be bigger than other funds using different investment styles. As a category, value stocks may underperform growth stocks (and the stock market as a whole)
  over any period of time. In addition, value stocks selected for investment by the Portfolio managers may not perform as anticipated because stocks that appear undervalued may remain undervalued indefinitely, or may, in fact, be fairly valued.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information:
The bar chart and tables below provide some indication of the risks of investing in the Asset Director Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the last ten (10) years. Performance numbers shown in the Average Annual Total Returns table demonstrate the average annual total return of the Portfolio as of December 31, 2011, compared to the Standard
& Poor's 500 Composite Stock Price Index (the "S&P 500® Index") and the Barclays
Capital U.S. Aggregate Bond Index (a broad market fixed income index) for one (1), five (5), and ten (10) years. Investors cannot directly invest in an index and, unlike the Portfolio, an index is unmanaged and does not incur transaction or other expenses. Performance information for the Advisor Class shares prior to March 31,
2003 represents performance for the Portfolio's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and Advisor Class shares would have similar annual returns
(because all the Portfolio's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the
Portfolio or any insurance contract for which the Portfolio is an investment option. The Portfolio's past performance is not necessarily indicative of how the Portfolio will perform in the future.
Annual Returns, Class O Shares (by calendar year 2002-2011)

Highest/Lowest quarterly results during this time period for the Class O shares were: Highest: 14.3 percent (quarter ended September 30, 2009) Lowest: -16.0 percent (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns OneAmerica Asset Director Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class O	Asset Director Class O	0.81%	2.20%	6.28%
Advisor Class	Asset Director Advisor Class	0.51%	1.87%	5.97%
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index	7.84%	6.50%	5.78%